Restatement Related Charges (Tables)	12 Months Ended
Dec. 31, 2017
Restatement Charges [Abstract]
Summary of Change to Accrued Liability Balance Related to Restatement Charges
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued salaries and other benefits	$53,492	$41,399
Accrued income and other taxes	26,503	41,329
Accrued warranty expense	3,190	2,912
Accrued interest	6,000	2,889
Accrued other liabilities	25,151	30,926
Accrued liabilities	$114,336	$119,455
The following table summarizes the changes to our accrued liability balance related to restatement charges for the years ended December 31, 2016 and 2017 (in thousands):

Restatement Related Charges
Beginning balance at January 1, 2016	$—
Additions for costs expensed, net	18,879
Reductions for payments, net	(16,667)
Ending balance at December 31, 2016	2,212
Additions for costs expensed, net	3,419
Reductions for payments, net	(5,052)
Ending balance at December 31, 2017	$579

Summary of Components of Charges Included in Statements of Operations
The following table summarizes the components of charges included in restatement related charges in our statements of operations for the years ended December 31, 2017 and 2016 (in thousands):

	Years Ended December 31,
	2017	2016
External accounting costs	$1,071	$21,073
External legal costs	4,396	7,565
Other	753	1,448
Recoveries from Archrock	(2,801)	(11,207)
Total restatement related charges	$3,419	$18,879